Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Equipment and furniture	Right-of-use asset	Total
	£000s	£000s	£000s
Cost
At January 1, 2022	5,112	345	5,457
Additions	140	499	639
Disposals	(506)	(346)	(852)
Translation adjustment	240	-	240
At December 31, 2022	4,986	498	5,484
At January 1, 2023	4,986	498	5,484
Additions	45	-	45
Translation adjustment	24	5	29
At December 31, 2023	5,055	503	5,558
Accumulated depreciation
At January 1, 2022	3,293	220	3,513
Charge for the year	306	172	478
Eliminated on disposal	(506)	(346)	(852)
Translation adjustment	144	-	144
At December 31, 2022	3,237	46	3,283
At January 1, 2023	3,237	46	3,283
Charge for the year	296	166	462
At December 31, 2023	3,533	212	3,745
Net book value
As at December 31, 2022	1,749	452	2,201
As at December 31, 2023	1,522	291	1,813